Income Tax - Tax on assets and tax loss carryforwards expire (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Disclosure of Income Tax
Tax loss carryforwards	$ 4,183,061
2017
Disclosure of Income Tax
Tax loss carryforwards	$ 57,372
Year of expiration / maturity	2027
2018
Disclosure of Income Tax
Tax loss carryforwards	$ 204,879
Year of expiration / maturity	2028
2019
Disclosure of Income Tax
Tax loss carryforwards	$ 1,285,521
Year of expiration / maturity	2029
2020
Disclosure of Income Tax
Tax loss carryforwards	$ 1,584,611
Year of expiration / maturity	2030
2021
Disclosure of Income Tax
Tax loss carryforwards	$ 1,050,678
Year of expiration / maturity	2031